All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.8%
Real Estate – 36.4%
Diversified REITs – 2.4%
Charter Hall Group	128,410	$1,234,665
Covivio SA/France	17,869	949,616
Essential Properties Realty Trust, Inc.	127,550	4,094,355
GPT Group (The)	380,930	1,081,401
KDX Realty Investment Corp.	525	524,206
Land Securities Group PLC	221,930	1,600,539
Merlin Properties Socimi SA	106,160	1,223,417
Stockland	1,564,280	4,955,645
United Urban Investment Corp.	802	776,720

		16,440,564

Health Care REITs – 3.9%
Aedifica SA	18,560	1,118,174
American Healthcare REIT, Inc.	127,850	3,616,877
Ventas, Inc.	139,220	8,411,672
Welltower, Inc.	97,900	13,361,392

		26,508,115

Hotel & Resort REITs – 1.0%
Invincible Investment Corp.	2,650	1,155,540
Ryman Hospitality Properties, Inc.	34,860	3,654,723
Xenia Hotels & Resorts, Inc.	115,690	1,730,722

		6,540,985

Industrial REITs – 5.6%
CapitaLand Ascendas REIT	1,370,800	2,598,827
Dream Industrial Real Estate Investment Trust	152,284	1,223,846
GLP J-REIT	2,052	1,680,260
Goodman Group	220,560	4,918,522
Japan Logistics Fund, Inc.(a)	2,172	1,257,780
Lineage, Inc.	23,469	1,408,140
Mapletree Logistics Trust(b)	741,400	662,515
Prologis, Inc.	137,321	16,375,529
Rexford Industrial Realty, Inc.	95,600	3,887,096
Segro PLC(a)	126,610	1,119,431
STAG Industrial, Inc.	46,100	1,575,698
Tritax Big Box REIT PLC	673,960	1,220,874

		37,928,518

Office REITs – 1.7%
BXP, Inc.	31,680	2,317,075
COPT Defense Properties	142,260	4,188,135
Daiwa Office Investment Corp.	1,208	2,291,684
Derwent London PLC	40,360	981,330
Nippon Building Fund, Inc.	1,919	1,528,073

		11,306,297

Real Estate Management & Development – 5.1%
Azrieli Group Ltd.	11,270	933,783
CapitaLand Investment Ltd./Singapore	389,700	701,567
Castellum AB(b)	88,660	961,591
Catena AB	21,560	939,182
CTP NV	41,809	695,698

Company	Shares	U.S. $ Value

Fastighets AB Balder - Class B(b)	187,970	$1,337,535
Katitas Co., Ltd.(a)	139,400	1,948,931
LEG Immobilien SE	18,170	1,497,354
Mitsubishi Estate Co., Ltd.	107,200	1,557,722
Mitsui Fudosan Co., Ltd.	533,900	4,818,869
Nomura Real Estate Holdings, Inc.	19,500	518,283
Pandox AB	52,140	952,249
PSP Swiss Property AG (REG)	21,560	3,184,887
Shurgard Self Storage Ltd.	14,960	553,720
Stem, Inc.(a) (b)	150,197	91,125
Sumitomo Realty & Development Co., Ltd.	85,800	2,964,682
Sun Hung Kai Properties Ltd. - Class H	297,500	2,659,455
Swire Properties Ltd. - Class H	775,400	1,531,237
TAG Immobilien AG(b)	66,260	984,721
Unibail-Rodamco-Westfield	25,890	2,167,681
VGP NV(a)	7,840	669,168
Vonovia SE	87,584	2,679,475

		34,348,915

Residential REITs – 4.6%
Comforia Residential REIT, Inc.(a)	628	1,098,427
Independence Realty Trust, Inc.	262,990	5,052,038
Invitation Homes, Inc.	89,910	2,800,696
Killam Apartment Real Estate Investment Trust	119,130	1,354,952
Mid-America Apartment Communities, Inc.	48,690	7,429,120
Sun Communities, Inc.	19,617	2,481,550
UDR, Inc.	164,070	6,848,282
UMH Properties, Inc.	138,400	2,489,816
UNITE Group PLC (The)	131,060	1,388,161

		30,943,042

Retail REITs – 5.2%
Acadia Realty Trust	205,450	4,733,568
Brixmor Property Group, Inc.	192,490	5,016,289
CapitaLand Integrated Commercial Trust	1,431,576	2,043,530
Frasers Centrepoint Trust	645,600	1,013,284
Hammerson PLC	362,720	1,282,648
Klepierre SA(b)	29,790	886,887
Link REIT - Class H	345,160	1,426,120
NETSTREIT Corp.	141,026	2,042,057
Realty Income Corp.	79,250	4,330,220
Scentre Group	1,087,770	2,461,700
Simon Property Group, Inc.	50,632	8,802,880
Supermarket Income Reit PLC	814,790	681,924

		34,721,107

Specialized REITs – 6.9%
Digital Realty Trust, Inc.	69,800	11,437,428
Equinix, Inc.	14,580	13,321,163
Extra Space Storage, Inc.	27,850	4,288,900
Iron Mountain, Inc.	33,050	3,356,889
Public Storage	23,790	7,100,839
VICI Properties, Inc.	238,490	7,099,847

		46,605,066

		245,342,609

Company	Shares	U.S. $ Value

Energy – 8.4%
Energy Equipment & Services – 0.8%
Saipem SpA(b)	759,714	$1,853,825
TechnipFMC PLC	46,680	1,402,734
Vallourec SACA(b)	110,331	2,095,676

		5,352,235

Oil, Gas & Consumable Fuels – 7.6%
BP PLC	556,260	2,877,695
Cameco Corp. (New York)	18,734	926,209
Cameco Corp. (Toronto)	4,742	234,498
Cheniere Energy, Inc.	1,418	317,136
Chevron Corp.	31,874	4,755,282
ConocoPhillips	42,397	4,190,096
Cosan SA	30,900	40,925
Coterra Energy, Inc.	33,204	920,415
Eni SpA	200,879	2,828,061
EOG Resources, Inc.	28,608	3,598,600
Exxon Mobil Corp.	88,378	9,441,422
Gazprom PJSC(b) (c) (d) (e)	818,956	0
Hess Corp.	17,883	2,486,274
Imperial Oil Ltd.	6,452	429,157
Inpex Corp.	87,500	1,044,229
Keyera Corp.	17,811	505,402
LUKOIL PJSC(c) (d) (e)	20,541	0
Neste Oyj(a)	541	6,855
Paladin Energy Ltd.(a) (b)	9,027	49,008
REX American Resources Corp.(b)	4,943	206,222
Shell PLC	311,480	10,227,361
Targa Resources Corp.	780	153,504
TotalEnergies SE	80,547	4,666,261
Uranium Energy Corp.(b)	30,057	212,202
Woodside Energy Group Ltd.(a) (c)	64,000	975,410

		51,092,224

		56,444,459

Materials – 5.9%
Chemicals – 1.1%
Air Liquide SA	441	77,035
Air Products & Chemicals, Inc.	809	271,225
Albemarle Corp.	1,651	138,998
BASF SE	1,955	94,187
CF Industries Holdings, Inc.	16,070	1,481,815
Corteva, Inc.	21,035	1,372,954
DSM-Firmenich AG	795	81,161
Ecolab, Inc.	890	222,669
Enchem Co., Ltd.(b)	671	59,563
Ganfeng Lithium Group Co., Ltd. - Class A	38,080	174,051
Givaudan SA (REG)	28	122,576
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	78,800	199,352
Johnson Matthey PLC	5,545	98,028
LG Chem Ltd.(b)	390	63,252
Linde PLC	418	186,478
Mitsubishi Chemical Group Corp.	64,500	329,444
Novonesis (Novozymes) B - Class B	1,723	98,785

Company	Shares	U.S. $ Value

Nutrien Ltd.	18,696	$965,275
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	99,319	201,966
Sumitomo Chemical Co., Ltd.	487,000	1,053,435
Symrise AG	971	99,425
Umicore SA(a)	5,914	59,536
Wacker Chemie AG	724	49,615

		7,500,825

Construction Materials – 0.2%
CRH PLC	13,782	1,364,831

Metals & Mining – 4.6%
Agnico Eagle Mines Ltd.	33,842	3,145,407
Anglo American PLC	66,804	1,956,100
Antofagasta PLC	67,599	1,433,397
APERAM SA	30,826	850,705
ArcelorMittal SA	116,623	2,906,843
Barrick Gold Corp.	96,924	1,586,646
Capstone Copper Corp.(b)	209,077	1,171,010
CMOC Group Ltd. - Class H	342,000	252,660
Endeavour Mining PLC	101,125	2,057,323
Glencore PLC(b)	528,235	2,282,211
Lundin Mining Corp.(a)	190,170	1,502,151
MMC Norilsk Nickel PJSC (ADR)(b) (c) (e)	66,074	0
Norsk Hydro ASA	309,559	1,825,765
Radius Recycling, Inc.	10,806	129,780
Rio Tinto PLC	104,076	6,267,653
Sims Ltd.	15,605	126,723
Teck Resources Ltd. - Class B	54,915	2,244,925
Vale SA (Sponsored ADR)	133,729	1,242,342

		30,981,641

		39,847,297

Information Technology – 5.7%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	2,903	1,362,233

Electronic Equipment, Instruments & Components – 0.1%
Itron, Inc.(b)	2,281	244,888
Samsung SDI Co., Ltd.	343	51,971
Shoals Technologies Group, Inc. - Class A(b)	25,102	119,987

		416,846

IT Services – 0.7%
EPAM Systems, Inc.(b)	5,362	1,361,733
Gartner, Inc.(b)	2,448	1,328,848
GoDaddy, Inc. - Class A(b)	6,167	1,311,413
NEXTDC Ltd.(b)	85,590	778,353

		4,780,347

Semiconductors & Semiconductor Equipment – 1.5%
Broadcom, Inc.	3,033	671,112
Enphase Energy, Inc.(b)	1,627	101,330
First Solar, Inc.(b)	1,150	192,648

Company	Shares	U.S. $ Value

GCL Technology Holdings Ltd. - Class H(b)	835,000	$131,810
JA Solar Technology Co., Ltd. - Class A	111,280	190,968
LONGi Green Energy Technology Co., Ltd. - Class A	70,032	143,647
Maxeon Solar Technologies Ltd.(a) (b)	5,168	31,938
NVIDIA Corp.	47,574	5,712,210
QUALCOMM, Inc.	8,331	1,440,680
Shanghai Aiko Solar Energy Co., Ltd. - Class A(b)	108,800	156,810
SolarEdge Technologies, Inc.(a) (b)	6,583	86,237
SUMCO Corp.(a)	123,100	908,848
Universal Display Corp.	988	148,121
Wolfspeed, Inc.(a) (b)	8,423	51,633
Xinyi Solar Holdings Ltd. - Class H	268,000	110,489

		10,078,481

Software – 2.1%
AppLovin Corp. - Class A(b)	3,948	1,459,141
Autodesk, Inc.(b)	4,529	1,410,059
DocuSign, Inc.(b)	7,085	685,332
Dropbox, Inc. - Class A(b)	39,137	1,258,255
Fortinet, Inc.(b)	14,025	1,414,842
Manhattan Associates, Inc.(b)	2,685	560,064
Microsoft Corp.	11,970	4,968,268
Sage Group PLC (The)	57,862	961,636
Zoom Communications, Inc.(b)	15,423	1,340,876

		14,058,473

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	28,638	6,758,568
NetApp, Inc.	7,727	943,467

		7,702,035

		38,398,415

Industrials – 3.8%
Aerospace & Defense – 0.4%
General Electric Co.	1,624	330,598
Leonardo SpA	41,670	1,301,834
Rheinmetall AG	1,777	1,389,319

		3,021,751

Building Products – 0.3%
A O Smith Corp.	3,003	202,102
Advanced Drainage Systems, Inc.	1,460	176,528
Allegion PLC	6,805	903,227
Kingspan Group PLC	1,202	83,385
Lennox International, Inc.	523	309,836
Nibe Industrier AB - Class B	12,487	50,029
Owens Corning	1,645	303,585

		2,028,692

Commercial Services & Supplies – 0.3%
Casella Waste Systems, Inc. - Class A(b)	1,819	195,615
Cintas Corp.	6,308	1,265,196
Clean Harbors, Inc.(b)	1,088	253,504

		1,714,315

Company	Shares	U.S. $ Value

Construction & Engineering – 0.4%
AECOM	11,333	$1,194,951
EMCOR Group, Inc.	2,427	1,087,442
MasTec, Inc.(b)	2,275	330,080
Quanta Services, Inc.	914	281,155

		2,893,628

Electrical Equipment – 0.9%
ABB Ltd. (REG)(b)	2,919	158,947
Acuity Brands, Inc.	2,736	909,419
Array Technologies, Inc.(a) (b)	22,812	167,212
Bloom Energy Corp. - Class A(a) (b)	15,019	354,148
BWX Technologies, Inc.	2,587	292,150
Cavendish Hydrogen ASA(b)	1,491	957
CNGR Advanced Material Co., Ltd. - Class A	50,090	233,769
Contemporary Amperex Technology Co., Ltd. - Class A	5,760	205,369
Doosan Fuel Cell Co., Ltd.(b)	1,724	19,234
Ecopro BM Co., Ltd.(b)	280	24,992
Eve Energy Co., Ltd. - Class A	30,600	180,026
Fluence Energy, Inc.(a) (b)	14,673	190,896
FuelCell Energy, Inc.(b)	13,188	101,284
Goldwind Science & Technology Co., Ltd. - Class A	182,200	241,566
GoodWe Technologies Co., Ltd. - Class A	16,579	87,830
Gotion High-tech Co., Ltd. - Class A	42,100	120,204
GS Yuasa Corp.	8,500	136,656
Legrand SA	1,202	122,547
NARI Technology Co., Ltd. - Class A	44,170	140,731
NEL ASA(b)	132,599	27,634
Nexans SA	1,341	130,848
NEXTracker, Inc. - Class A(b)	4,680	235,966
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	56,905	248,906
Nordex SE(b)	8,884	102,565
Plug Power, Inc.(b)	69,227	128,762
Prysmian SpA	2,322	161,516
Schneider Electric SE	505	128,081
Siemens Energy AG(b)	3,984	237,037
Signify NV(f)	5,729	123,670
SK IE Technology Co., Ltd.(b) (f)	420	6,594
Sungrow Power Supply Co., Ltd. - Class A	20,300	201,818
Sunrun, Inc.(a) (b)	11,588	104,871
Titan Wind Energy Suzhou Co., Ltd. - Class A	164,800	163,305
Vestas Wind Systems A/S(b)	3,822	52,570

		5,742,080

Ground Transportation – 0.1%
Grab Holdings Ltd. - Class A(b)	63,322	290,015
MTR Corp., Ltd. - Class H	13,500	42,321

		332,336

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.0%
Hitachi Ltd.	2,600	$65,365
Siemens AG (REG)	610	130,770

		196,135

Machinery – 0.5%
AGCO Corp.	12,687	1,324,903
Alstom SA(b)	3,708	73,392
Chart Industries, Inc.(b)	1,240	262,372
CNH Industrial NV	8,922	115,501
Cummins, Inc.	1,936	689,700
Deere & Co.	574	273,546
Energy Recovery, Inc.(b)	12,483	179,006
NGK Insulators Ltd.	8,700	111,641
Xylem, Inc./NY	1,455	180,478
Yangzijiang Shipbuilding Holdings Ltd.	113,600	254,405

		3,464,944

Passenger Airlines – 0.4%
Air Canada(b)	69,441	936,965
Delta Air Lines, Inc.	13,975	940,098
Qantas Airways Ltd.(b)	149,849	868,355

		2,745,418

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	9,019	1,163,451
Robert Half, Inc.	13,889	899,868
Verisk Analytics, Inc.	4,623	1,328,835

		3,392,154

		25,531,453

Financials – 3.6%
Banks – 1.5%
BPER Banca SpA	10,112	68,885
Canadian Imperial Bank of Commerce	20,960	1,320,321
Citigroup, Inc.	18,947	1,542,854
DBS Group Holdings Ltd.	41,100	1,345,282
Japan Post Bank Co., Ltd.	77,400	800,618
JPMorgan Chase & Co.	573	153,163
National Bank of Canada	13,612	1,208,113
NatWest Group PLC	254,914	1,359,112
Societe Generale SA	18,627	602,957
UniCredit SpA	23,442	1,076,533
United Overseas Bank Ltd.	23,200	637,760

		10,115,598

Capital Markets – 0.7%
Ameriprise Financial, Inc.	2,401	1,304,607
Deutsche Bank AG (REG)	16,131	315,730
Goldman Sachs Group, Inc. (The)	2,559	1,638,784
Moody’s Corp.	1,537	767,639
SEI Investments Co.	6,258	541,818
Singapore Exchange Ltd.	4,600	41,388

		4,609,966

Company	Shares	U.S. $ Value

Consumer Finance – 0.2%
Synchrony Financial	16,070	$1,108,509

Financial Services – 0.3%
Mastercard, Inc. - Class A	3,860	2,143,960

Insurance – 0.9%
Ageas SA/NV	4,543	234,026
Allianz SE (REG)	928	302,590
Allstate Corp. (The)	1,853	356,387
Cincinnati Financial Corp.	4,998	684,976
iA Financial Corp., Inc.	13,576	1,253,679
Japan Post Holdings Co., Ltd.	125,500	1,310,723
Poste Italiane SpA	82,271	1,248,512
T&D Holdings, Inc.	17,000	323,422
Talanx AG	7,053	599,087

		6,313,402

		24,291,435

Health Care – 2.6%
Biotechnology – 0.7%
AbbVie, Inc.	6,337	1,165,374
Amgen, Inc.	2,079	593,388
Biogen, Inc.(b)	3,637	523,474
Genmab A/S(b)	2,663	523,431
Gilead Sciences, Inc.	8,355	812,106
Incyte Corp.(b)	7,394	548,339
United Therapeutics Corp.(b)	1,523	534,832

		4,700,944

Health Care Equipment & Supplies – 0.3%
Insulet Corp.(b)	4,620	1,286,116
ResMed, Inc.	1,761	415,913

		1,702,029

Health Care Providers & Services – 0.9%
Cardinal Health, Inc.	2,511	310,510
Cencora, Inc.	5,369	1,364,853
Centene Corp.(b)	9,121	584,018
Chartwell Retirement Residences	193,600	2,138,012
McKesson Corp.	2,297	1,366,141
Molina Healthcare, Inc.(b)	1,069	331,828
Universal Health Services, Inc. - Class B	1,621	305,656

		6,401,018

Health Care Technology – 0.3%
Pro Medicus Ltd.	1,936	331,319
Veeva Systems, Inc. - Class A(b)	5,830	1,359,906

		1,691,225

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co.	18,052	$1,064,165
Novo Nordisk A/S - Class B	2,943	248,462
Roche Holding AG	5,426	1,705,781

		3,018,408

		17,513,624

Consumer Discretionary – 2.3%
Automobiles – 0.4%
BYD Co., Ltd. - Class H	9,000	316,263
Li Auto, Inc. - Class H(b)	16,100	189,496
Lucid Group, Inc.(b)	49,779	137,390
Rivian Automotive, Inc. - Class A(a) (b)	9,062	113,819
Tesla, Inc.(b)	5,094	2,061,032

		2,818,000

Broadline Retail – 0.7%
Amazon.com, Inc.(b)	14,345	3,409,520
Prosus NV(b)	36,284	1,385,959

		4,795,479

Hotels, Restaurants & Leisure – 0.6%
Aristocrat Leisure Ltd.	28,149	1,308,917
Booking Holdings, Inc.	310	1,468,644
Chipotle Mexican Grill, Inc.(b)	4,639	270,686
Expedia Group, Inc.(b)	6,690	1,143,655

		4,191,902

Household Durables – 0.0%
Desarrolladora Homex SAB de CV(b)	1,590	0
Panasonic Holdings Corp.	11,700	119,383

		119,383

Specialty Retail – 0.2%
Home Depot, Inc. (The)	2,205	908,416

Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.(b)	6,032	1,069,835
Pandora A/S	6,932	1,326,218

		2,396,053

		15,229,233

Communication Services – 2.1%
Diversified Telecommunication Services – 0.1%
Infrastrutture Wireless Italiane SpA	84,010	873,422

Entertainment – 0.7%
Electronic Arts, Inc.	8,925	1,096,972
Netflix, Inc.(b)	2,186	2,135,197
Sea Ltd. (ADR)(b)	11,204	1,364,535

		4,596,704

Interactive Media & Services – 1.1%
Alphabet, Inc. - Class A	10,771	2,197,500
Alphabet, Inc. - Class C	5,905	1,214,068
LY Corp.	452,100	1,320,551
Meta Platforms, Inc. - Class A	4,268	2,941,420

		7,673,539

Company	Shares	U.S. $ Value

Media – 0.2%
Fox Corp. - Class B	23,414	$1,137,921

		14,281,586

Utilities – 1.2%
Electric Utilities – 0.6%
Edison International	16,691	901,314
Elia Group SA/NV(a)	622	41,973
Enel SpA	199,286	1,416,463
Iberdrola SA	11,947	168,830
NRG Energy, Inc.	6,779	694,441
Redeia Corp. SA	7,001	117,765
SSE PLC	2,635	53,083
Terna - Rete Elettrica Nazionale	16,162	133,319
Verbund AG	2,516	193,408

		3,720,596

Independent Power and Renewable Electricity Producers – 0.2%
Altus Power, Inc.(a) (b)	51,142	206,102
Boralex, Inc. - Class A	8,600	152,905
Brookfield Renewable Corp.	7,522	200,400
China Longyuan Power Group Corp., Ltd. - Class H	239,000	176,219
Corp. ACCIONA Energias Renovables SA	3,265	60,612
EDP Renovaveis SA(a)	8,063	75,437
ERG SpA(a)	3,209	65,035
NextEra Energy Partners LP(b)	8,259	87,050
Ormat Technologies, Inc.	2,761	177,118
Orsted AS(b)	1,593	61,427
RENOVA, Inc.(a) (b)	12,900	51,288
Solaria Energia y Medio Ambiente SA(a) (b)	6,790	53,127
Sunnova Energy International, Inc.(a) (b)	18,376	47,226

		1,413,946

Multi-Utilities – 0.4%
Centrica PLC	739,464	1,299,612
DTE Energy Co.	10,043	1,203,955
E.ON SE	7,613	90,175
National Grid PLC	5,307	64,380

		2,658,122

		7,792,664

Consumer Staples – 0.8%
Consumer Staples Distribution & Retail – 0.1%
Tesco PLC	251,826	1,159,001

Food Products – 0.1%
Beyond Meat, Inc.(a) (b)	34,310	135,867
Darling Ingredients, Inc.(b)	5,208	195,092
Kerry Group PLC - Class A	1,197	122,922

		453,881

Company	Shares	U.S. $ Value

Household Products – 0.2%
Clorox Co. (The)	7,791	$1,236,276

Tobacco – 0.4%
Imperial Brands PLC	39,287	1,325,058
Philip Morris International, Inc.	12,147	1,581,540

		2,906,598

		5,755,756

Total Common Stocks (cost $438,102,855)		490,428,531

INVESTMENT COMPANIES – 1.9%
Funds and Investment Trusts – 1.9%
FlexShares Morningstar Global Upstream Natural Resources Index Fund(a) (g)	181,940	6,902,804
iShares MSCI Global Metals & Mining Producers ETF - Class M(a) (g)	168,830	5,988,400

Total Investment Companies (cost $14,590,549)		12,891,204

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(b) (c) (e) (cost $1,347)	1,321	3,335

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (b) (c) (e) (cost $0)	421	0

SHORT-TERM INVESTMENTS – 21.9%
Investment Companies – 21.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(g) (h) (i) (cost $147,842,708)	147,842,708	147,842,708

Total Investments Before Security Lending Collateral for Securities Loaned – 96.6% (cost $600,537,459)		651,165,778

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(g) (h) (i) (cost $2,215,492)	2,215,492	2,215,492

U.S. $ Value

Total Investments – 97.0% (cost $602,752,951)(j)	$653,381,270
Other assets less liabilities – 3.0%	20,509,032

Net Assets – 100.0%	$673,890,302

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	42	March 2025	$3,146,640	$(109,589)
Brent Crude Oil Futures	179	May 2025	13,186,930	(478,085)
Coffee Robusta Futures	44	March 2025	2,515,920	270,196
Coffee ‘C’ Futures	56	July 2025	7,645,050	696,955
Copper Futures	171	March 2025	18,292,725	469,208
Corn Futures	391	July 2025	9,711,463	23,951
Cotton No. 2 Futures	83	July 2025	2,831,545	(53,217)
Euro STOXX 50 Index Futures	55	March 2025	3,018,887	181,009
FTSE 100 Index Futures	11	March 2025	1,181,265	54,964
Gasoline RBOB Futures	44	February 2025	3,804,662	49,953
Gold 100 OZ Futures	152	April 2025	43,092,000	791,223
KC HRW Wheat Futures	119	September 2025	3,632,475	26,554
Lean Hogs Futures	90	July 2025	3,727,800	87,412
Live Cattle Futures	96	October 2025	7,438,080	19,222
LME Lead Futures	30	March 2025	1,450,898	(821)
LME Nickel Futures	34	March 2025	3,082,872	1,958
LME Primary Aluminum Futures	210	March 2025	13,685,437	137,118
LME Zinc Futures	66	March 2025	4,491,548	(361,474)
Low SU Gasoil Futures	67	July 2025	4,569,400	(124,238)
MSCI Emerging Markets Index Futures	199	March 2025	10,849,480	(228,784)
Natural Gas Futures	426	February 2025	12,967,440	1,502,641
NY Harbor ULSD Futures	47	June 2025	4,513,156	(130,557)
OMXS 30 Index Futures	3	February 2025	72,343	3,571
S&P 500 E-Mini Futures	106	March 2025	32,156,425	(320,992)
S&P/TSX 60 Index Futures	4	March 2025	849,018	11,542
Silver Futures	117	March 2025	18,875,025	232,389
Soybean Futures	188	July 2025	10,079,150	(72,909)
Soybean Meal Futures	155	July 2025	4,919,700	(191,964)
Soybean Oil Futures	255	July 2025	7,145,100	264,047
SPI 200 Futures	4	March 2025	528,880	14,137
Sugar 11 (World) Futures	233	September 2025	4,603,334	134,572
TOPIX Index Futures	10	March 2025	1,799,542	35,679
Wheat (CBT) Futures	173	September 2025	5,172,700	56,285
WTI Crude Futures	27	February 2025	1,958,310	(129,296)
WTI Crude Futures	177	June 2025	12,427,170	(465,946)
Sold Contracts
Bloomberg Commodity Index Futures	4,173	March 2025	42,685,617	(2,098,944)
LME Primary Aluminum Futures	16	March 2025	1,042,700	5,600
LME Zinc Futures	8	March 2025	544,430	24,095

				$327,465

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	4,453	USD	764	02/04/2025	$1,823
Bank of America NA	USD	716	BRL	4,453	02/04/2025	46,292
Bank of America NA	CAD	12,553	USD	8,940	02/05/2025	301,884
Bank of America NA	NOK	87,375	USD	7,862	02/05/2025	142,591
Bank of America NA	NZD	14,100	USD	7,959	02/05/2025	4,140
Bank of America NA	NZD	4,994	USD	2,798	02/05/2025	(19,359)
Bank of America NA	SEK	49,496	USD	4,527	02/05/2025	62,902
Bank of America NA	USD	7,165	AUD	11,500	02/05/2025	(15,915)
Bank of America NA	USD	26,393	CAD	37,398	02/05/2025	(658,276)
Bank of America NA	USD	15,590	NOK	178,027	02/05/2025	138,992
Bank of America NA	USD	8,576	NZD	15,322	02/05/2025	68,096
Bank of America NA	USD	4,692	SEK	52,326	02/05/2025	27,355
Bank of America NA	USD	2,783	SEK	30,709	02/05/2025	(13,693)
Bank of America NA	SGD	1,722	USD	1,261	02/14/2025	(6,336)
Bank of America NA	ZAR	85,512	USD	4,655	02/14/2025	81,431
Bank of America NA	USD	7,035	MXN	143,487	02/20/2025	(127,360)
Bank of America NA	CHF	5,377	USD	5,911	02/27/2025	(7,725)
Bank of America NA	EUR	13,900	USD	14,597	02/27/2025	162,327
Bank of America NA	TWD	239,818	USD	7,392	02/27/2025	114,154
Bank of America NA	TWD	18,665	USD	566	02/27/2025	(18)
Bank of America NA	USD	1,647	CHF	1,505	02/27/2025	9,775
Bank of America NA	USD	5,273	EUR	5,113	02/27/2025	37,186
Bank of America NA	USD	16,783	TWD	547,726	02/27/2025	(160,054)
Bank of America NA	USD	4,668	INR	397,426	03/06/2025	(90,919)
Bank of America NA	GBP	1,096	USD	1,363	03/13/2025	3,863
Bank of America NA	GBP	13,739	USD	16,743	03/13/2025	(289,953)
Bank of America NA	USD	10,622	GBP	8,728	03/13/2025	198,295
Bank of America NA	HUF	877,614	USD	2,233	03/28/2025	7,909
Bank of America NA	KRW	1,992,604	USD	1,393	04/17/2025	21,883
Bank of America NA	USD	12,751	IDR	208,796,476	04/29/2025	(26,896)
Bank of New York (The)	GBP	546	USD	681	03/13/2025	4,210
Barclays Capital, Inc.	AUD	25,385	USD	16,183	02/05/2025	401,215
Barclays Capital, Inc.	NOK	46,639	USD	4,131	02/05/2025	10,282
Barclays Capital, Inc.	SEK	117,421	USD	10,723	02/05/2025	132,149
Barclays Capital, Inc.	USD	8,309	NZD	14,416	02/05/2025	(176,130)
Barclays Capital, Inc.	JPY	125,071	USD	805	02/21/2025	(2,888)
Barclays Capital, Inc.	EUR	1,702	USD	1,773	02/27/2025	5,634
Barclays Capital, Inc.	USD	887	CHF	804	02/27/2025	(2,281)
Barclays Capital, Inc.	USD	9,894	INR	841,901	03/06/2025	(198,993)
Barclays Capital, Inc.	GBP	2,224	USD	2,732	03/13/2025	(25,368)
Barclays Capital, Inc.	USD	533	COP	2,333,352	03/14/2025	19,477
Barclays Capital, Inc.	USD	2,377	PEN	8,858	03/14/2025	(214)
Barclays Capital, Inc.	MYR	55,765	USD	12,428	03/19/2025	(119,764)
Barclays Capital, Inc.	USD	4,795	MYR	20,888	03/19/2025	(94,678)
Barclays Capital, Inc.	KRW	3,228,545	USD	2,259	04/17/2025	37,225
Barclays Capital, Inc.	IDR	137,495,131	USD	8,405	04/29/2025	26,196
Barclays Capital, Inc.	PHP	342,758	USD	5,850	04/29/2025	(1,064)
BNP Paribas SA	USD	1,637	AUD	2,639	02/05/2025	4,077
Citibank NA	AUD	875	USD	569	02/05/2025	25,422
Citibank NA	CAD	12,278	USD	8,547	02/05/2025	98,390
Citibank NA	NOK	21,840	USD	1,946	02/05/2025	16,020
Citibank NA	NZD	20,626	USD	11,536	02/05/2025	(100,340)
Citibank NA	SEK	19,214	USD	1,748	02/05/2025	14,722
Citibank NA	USD	5,161	AUD	8,317	02/05/2025	9,266
Citibank NA	USD	737	AUD	1,184	02/05/2025	(1,340)
Citibank NA	USD	1,841	CAD	2,602	02/05/2025	(50,573)
Citibank NA	USD	693	NOK	7,873	02/05/2025	2,213
Citibank NA	USD	788	SEK	8,571	02/05/2025	(14,509)
Citibank NA	ZAR	46,957	USD	2,491	02/14/2025	(20,554)
Citibank NA	USD	1,762	MXN	36,415	02/20/2025	(8,915)
Citibank NA	JPY	1,075,150	USD	6,933	02/21/2025	(12,793)
Citibank NA	USD	7,049	CHF	6,386	02/27/2025	(18,605)
Citibank NA	USD	1,435	EUR	1,404	02/27/2025	22,746
Citibank NA	USD	1,480	EUR	1,420	02/27/2025	(5,431)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	GBP	3,775	USD	4,617	03/13/2025	$(63,413)
Citibank NA	USD	3,418	PEN	12,747	03/14/2025	2,444
Citibank NA	USD	6,955	HUF	2,749,324	03/28/2025	15,849
Citibank NA	USD	5,246	KRW	7,602,249	04/17/2025	(13,872)
Deutsche Bank AG	CAD	1,906	USD	1,371	02/05/2025	59,669
Deutsche Bank AG	NZD	5,265	USD	3,059	02/05/2025	89,193
Deutsche Bank AG	SEK	22,888	USD	2,090	02/05/2025	25,716
Deutsche Bank AG	USD	1,377	AUD	2,205	02/05/2025	(6,154)
Deutsche Bank AG	USD	2,002	NOK	22,300	02/05/2025	(31,519)
Deutsche Bank AG	USD	1,276	NZD	2,255	02/05/2025	(3,843)
Deutsche Bank AG	USD	2,654	SEK	29,022	02/05/2025	(36,141)
Deutsche Bank AG	USD	1,211	ZAR	22,678	02/14/2025	2,058
Deutsche Bank AG	JPY	717,181	USD	4,605	02/21/2025	(27,799)
Deutsche Bank AG	USD	2,193	JPY	343,177	02/21/2025	23,817
Deutsche Bank AG	USD	9,524	JPY	1,451,560	02/21/2025	(147,011)
Deutsche Bank AG	EUR	5,693	USD	5,852	02/27/2025	(59,697)
Deutsche Bank AG	USD	3,360	TWD	111,279	02/27/2025	17,320
Deutsche Bank AG	USD	4,162	TWD	136,440	02/27/2025	(21,381)
Deutsche Bank AG	INR	325,251	USD	3,764	03/06/2025	18,747
Deutsche Bank AG	USD	350	INR	30,102	03/06/2025	(3,378)
Deutsche Bank AG	CNH	28,182	USD	3,897	03/13/2025	43,103
Deutsche Bank AG	USD	2,847	COP	12,308,267	03/14/2025	64,857
Deutsche Bank AG	KRW	5,128,561	USD	3,509	04/17/2025	(20,593)
Deutsche Bank AG	USD	2,497	IDR	40,737,030	04/29/2025	(14,396)
Goldman Sachs Bank USA	AUD	2,387	USD	1,526	02/05/2025	42,372
Goldman Sachs Bank USA	CAD	4,260	USD	3,050	02/05/2025	118,821
Goldman Sachs Bank USA	NOK	9,839	USD	882	02/05/2025	12,975
Goldman Sachs Bank USA	NOK	18,311	USD	1,606	02/05/2025	(12,211)
Goldman Sachs Bank USA	NZD	4,379	USD	2,435	02/05/2025	(35,384)
Goldman Sachs Bank USA	USD	6,786	AUD	10,791	02/05/2025	(77,724)
Goldman Sachs Bank USA	USD	2,732	NOK	30,223	02/05/2025	(62,136)
Goldman Sachs Bank USA	USD	1,254	SEK	14,101	02/05/2025	17,894
Goldman Sachs Bank USA	USD	1,345	SEK	14,726	02/05/2025	(16,782)
Goldman Sachs Bank USA	ZAR	33,208	USD	1,849	02/14/2025	73,546
Goldman Sachs Bank USA	JPY	94,246	USD	610	02/21/2025	945
Goldman Sachs Bank USA	USD	890	JPY	138,233	02/21/2025	3,021
Goldman Sachs Bank USA	USD	2,269	EUR	2,204	02/27/2025	20,038
Goldman Sachs Bank USA	USD	4,249	EUR	4,040	02/27/2025	(53,814)
Goldman Sachs Bank USA	USD	2,028	INR	172,846	03/06/2025	(37,874)
Goldman Sachs Bank USA	CLP	361,145	USD	363	03/14/2025	(5,510)
Goldman Sachs Bank USA	COP	1,655,363	USD	392	03/14/2025	448
Goldman Sachs Bank USA	PEN	2,629	USD	695	03/14/2025	(10,840)
Goldman Sachs Bank USA	MYR	1,869	USD	415	03/19/2025	(5,643)
Goldman Sachs Bank USA	HUF	233,897	USD	600	03/28/2025	6,842
HSBC Bank USA	USD	3,030	PHP	178,564	04/29/2025	18,266
JPMorgan Chase Bank	NZD	1,151	USD	649	02/05/2025	(19)
JPMorgan Chase Bank	SEK	76,278	USD	7,013	02/05/2025	133,309
JPMorgan Chase Bank	USD	1,311	AUD	2,114	02/05/2025	3,309
JPMorgan Chase Bank	USD	4,773	CAD	6,678	02/05/2025	(177,835)
JPMorgan Chase Bank	MXN	44,641	USD	2,160	02/20/2025	10,794
JPMorgan Chase Bank	USD	4,405	JPY	673,961	02/21/2025	(50,741)
JPMorgan Chase Bank	USD	2,491	CHF	2,232	02/27/2025	(34,075)
JPMorgan Chase Bank	USD	3,722	EUR	3,586	02/27/2025	1,911
JPMorgan Chase Bank	USD	1,166	EUR	1,117	02/27/2025	(5,946)
JPMorgan Chase Bank	INR	133,584	USD	1,552	03/06/2025	13,675
JPMorgan Chase Bank	USD	812	INR	69,257	03/06/2025	(14,299)
JPMorgan Chase Bank	CNH	16,711	USD	2,303	03/13/2025	17,340
JPMorgan Chase Bank	USD	2,803	GBP	2,241	03/13/2025	(24,316)
JPMorgan Chase Bank	USD	1,126	COP	4,795,006	03/14/2025	8,098
JPMorgan Chase Bank	PHP	105,167	USD	1,783	04/29/2025	(11,893)
Morgan Stanley Capital Services, Inc.	BRL	37,402	USD	6,415	02/04/2025	15,314
Morgan Stanley Capital Services, Inc.	BRL	41,855	USD	7,121	02/04/2025	(41,366)
Morgan Stanley Capital Services, Inc.	USD	6,029	BRL	37,402	02/04/2025	370,545
Morgan Stanley Capital Services, Inc.	USD	7,179	BRL	41,855	02/04/2025	(17,137)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	7,733	USD	5,381	02/05/2025	$59,432
Morgan Stanley Capital Services, Inc.	NZD	12,170	USD	7,060	02/05/2025	193,799
Morgan Stanley Capital Services, Inc.	USD	1,100	AUD	1,754	02/05/2025	(9,443)
Morgan Stanley Capital Services, Inc.	USD	1,094	CAD	1,573	02/05/2025	(11,780)
Morgan Stanley Capital Services, Inc.	USD	4,905	NOK	55,054	02/05/2025	(40,545)
Morgan Stanley Capital Services, Inc.	USD	564	SEK	6,295	02/05/2025	4,166
Morgan Stanley Capital Services, Inc.	USD	3,003	SEK	33,041	02/05/2025	(23,309)
Morgan Stanley Capital Services, Inc.	JPY	935,491	USD	6,076	02/21/2025	32,987
Morgan Stanley Capital Services, Inc.	EUR	5,814	USD	6,116	02/27/2025	78,083
Morgan Stanley Capital Services, Inc.	TWD	407,512	USD	12,542	02/27/2025	174,358
Morgan Stanley Capital Services, Inc.	USD	1,468	CHF	1,326	02/27/2025	(7,815)
Morgan Stanley Capital Services, Inc.	USD	3,994	EUR	3,819	02/27/2025	(28,455)
Morgan Stanley Capital Services, Inc.	INR	296,511	USD	3,416	03/06/2025	1,828
Morgan Stanley Capital Services, Inc.	INR	164,482	USD	1,889	03/06/2025	(5,536)
Morgan Stanley Capital Services, Inc.	USD	7,083	BRL	41,855	03/06/2025	21,011
Morgan Stanley Capital Services, Inc.	CLP	6,585,383	USD	6,541	03/14/2025	(170,193)
Morgan Stanley Capital Services, Inc.	COP	4,519,426	USD	1,040	03/14/2025	(29,143)
Morgan Stanley Capital Services, Inc.	PEN	3,361	USD	891	03/14/2025	(11,058)
Morgan Stanley Capital Services, Inc.	USD	1,523	MYR	6,739	03/19/2025	(6,599)
Morgan Stanley Capital Services, Inc.	PLN	6,712	USD	1,651	03/28/2025	3,328
Morgan Stanley Capital Services, Inc.	USD	1,409	CAD	2,034	04/11/2025	(5,886)
Morgan Stanley Capital Services, Inc.	PHP	393,559	USD	6,725	04/29/2025	6,814
Morgan Stanley Capital Services, Inc.	USD	1,180	IDR	19,348,741	04/29/2025	(1,145)
NatWest Markets PLC	DKK	20,041	USD	2,842	02/05/2025	55,484
State Street Bank & Trust Co.	AUD	2,811	USD	1,827	02/05/2025	79,759
State Street Bank & Trust Co.	AUD	1,346	USD	832	02/05/2025	(4,858)
State Street Bank & Trust Co.	CAD	2,298	USD	1,637	02/05/2025	55,785
State Street Bank & Trust Co.	NOK	4,151	USD	366	02/05/2025	(900)
State Street Bank & Trust Co.	NZD	484	USD	283	02/05/2025	9,866
State Street Bank & Trust Co.	SEK	10,929	USD	997	02/05/2025	10,841
State Street Bank & Trust Co.	SEK	9,383	USD	843	02/05/2025	(3,675)
State Street Bank & Trust Co.	USD	495	AUD	778	02/05/2025	(11,085)
State Street Bank & Trust Co.	USD	2,053	DKK	14,432	02/05/2025	(46,365)
State Street Bank & Trust Co.	USD	211	NOK	2,329	02/05/2025	(4,946)
State Street Bank & Trust Co.	USD	969	NZD	1,652	02/05/2025	(36,713)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	941	SEK	10,510	02/05/2025	$7,173
State Street Bank & Trust Co.	USD	879	SEK	9,670	02/05/2025	(6,795)
State Street Bank & Trust Co.	SGD	780	USD	580	02/14/2025	5,974
State Street Bank & Trust Co.	USD	492	ZAR	9,329	02/14/2025	6,488
State Street Bank & Trust Co.	MXN	9,424	USD	456	02/20/2025	2,136
State Street Bank & Trust Co.	JPY	21,624	USD	142	02/21/2025	2,195
State Street Bank & Trust Co.	JPY	67,059	USD	430	02/21/2025	(3,557)
State Street Bank & Trust Co.	USD	812	HKD	6,310	02/21/2025	(2,282)
State Street Bank & Trust Co.	USD	290	JPY	44,833	02/21/2025	(269)
State Street Bank & Trust Co.	CHF	483	USD	545	02/27/2025	13,395
State Street Bank & Trust Co.	EUR	372	USD	387	02/27/2025	696
State Street Bank & Trust Co.	USD	489	CHF	437	02/27/2025	(8,111)
State Street Bank & Trust Co.	THB	104,538	USD	3,080	03/06/2025	(30,015)
State Street Bank & Trust Co.	USD	1,197	THB	40,439	03/06/2025	6,268
State Street Bank & Trust Co.	USD	2,960	THB	99,472	03/06/2025	(1,313)
State Street Bank & Trust Co.	GBP	564	USD	688	03/13/2025	(11,625)
State Street Bank & Trust Co.	USD	530	GBP	435	03/13/2025	8,966
State Street Bank & Trust Co.	USD	497	CZK	11,839	03/28/2025	(8,608)
State Street Bank & Trust Co.	USD	421	PLN	1,709	03/28/2025	(1,568)
State Street Bank & Trust Co.	USD	412	AUD	660	04/09/2025	(1,243)
UBS	CAD	2,571	USD	1,831	02/05/2025	61,850
UBS	NOK	6,728	USD	608	02/05/2025	13,629
UBS	NOK	20,475	USD	1,805	02/05/2025	(3,727)
UBS	USD	5,948	AUD	9,153	02/05/2025	(257,834)
UBS	USD	755	NZD	1,336	02/05/2025	(1,524)
UBS	ZAR	34,264	USD	1,821	02/14/2025	(11,513)
UBS	CHF	15,858	USD	17,888	02/27/2025	430,632
UBS	TWD	83,675	USD	2,600	02/27/2025	60,775
UBS	USD	1,832	CHF	1,636	02/27/2025	(31,163)
UBS	USD	6,553	TWD	212,098	02/27/2025	(116,316)
UBS	CNH	114,901	USD	15,723	03/13/2025	9,970
UBS	CZK	165,495	USD	6,868	03/28/2025	45,038
UBS	USD	2,128	CZK	51,409	03/28/2025	(8,742)

						$593,764

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	42,000	11/14/2026	CPI#	2.630%	Maturity	$(24,591)	$—	$(24,591)
USD	42,000	11/14/2034	2.584%	CPI#	Maturity	(58,045)	—	(58,045)

						$(82,636)	$—	$(82,636)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$3,265,321	$—	$3,265,321
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	495,090	—	495,090

							$3,760,411	$—	$3,760,411

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	27,192	04/15/2025	$(29,464)
Citibank NA
Bloomberg Commodity Index	0.10%	Maturity	USD	15,268	03/17/2025	627,379
Merrill Lynch International
Bloomberg Commodity Index	0.10%	Maturity	USD	23,586	03/17/2025	969,173
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.42%	Quarterly	USD	3,787	02/18/2025	126,134
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.54%	Quarterly	USD	16,153	04/15/2025	259,043
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.695%	Quarterly	USD	28,013	10/15/2025	455,219
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.695%	Quarterly	USD	15,215	10/15/2025	247,240
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.69%	Quarterly	USD	6,304	10/15/2025	(174,877)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.705%	Quarterly	USD	10,733	10/15/2025	(297,637)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	14,300	01/15/2026	(395,514)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	25,027	01/15/2026	(692,191)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.51%	Quarterly	USD	19,447	01/15/2026	(838,242)

						$256,263

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021-01/11/2022	$3,987,580	$0	0.00%
LUKOIL PJSC	01/07/2021-01/11/2022	1,631,127	0	0.00%

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $130,264 or 0.0% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,514,052 and gross unrealized depreciation of investments was $(35,030,466), resulting in net unrealized appreciation of $55,483,586.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of January 31, 2025.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	48,102	USD	2,087,504	7.7%
National Grid PLC	1,104		1,343,487	4.9%
American Tower Corp.	6,651		1,230,183	4.5%
Vinci SA	11,175		1,213,935	4.5%
TC Energy Corp.	24,222		1,095,313	4.0%
Williams Cos., Inc. (The)	18,078		1,002,045	3.7%
Energy Transfer LP	43,033		881,323	3.2%
ONEOK, Inc.	9,006		875,131	3.2%
Sempra	9,709		805,181	3.0%
Kinder Morgan, Inc.	28,906		794,348	2.9%
Cheniere Energy, Inc.	3,259		728,872	2.7%
Enterprise Products Partners LP	20,605		672,763	2.5%
PG&E Corp.	40,888		639,904	2.4%
Transurban Group	72,759		607,227	2.2%
Targa Resources Corp.	2,984		587,231	2.2%
Crown Castle, Inc.	6,297		562,176	2.1%
Exelon Corp.	13,832		553,274	2.0%
Fortis, Inc./Canada	11,202		478,793	1.8%
Ferrovial SE	11,109		478,093	1.8%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Pembina Pipeline Corp.	13,155	USD	476,497	1.8%
Edison International	8,374		452,170	1.7%
Consolidated Edison, Inc.	4,784		448,421	1.6%
Cellnex Telecom SA	12,854		432,808	1.6%
Aena SME SA	1,636		354,361	1.3%
American Water Works Co., Inc.	2,820		351,469	1.3%
SBA Communications Corp.	1,583		312,708	1.1%
Atmos Energy Corp.	2,194		312,651	1.1%
Eversource Energy	5,302		305,833	1.1%
CenterPoint Energy, Inc.	9,187		299,222	1.1%
MPLX LP	5,156		268,157	1.0%
Terna - Rete Elettrica Naziona	31,415		260,080	1.0%
NiSource, Inc.	6,629		247,244	0.9%
Hydro One Ltd.	7,290		227,607	0.8%
Tokyo Gas Co., Ltd.	7,541		213,894	0.8%
United Utilities Group PLC	162		206,269	0.8%
Snam SpA	44,115		204,808	0.8%
Severn Trent PLC	60		189,422	0.7%
Hong Kong & China Gas Co., Ltd.	246,555		188,913	0.7%
Auckland International Airport Ltd.	38,305		187,105	0.7%
Grupo Aeroportuario del Pacifico SAB de CV	928		172,058	0.6%
Brookfield Infrastructure Partners Corp.	4,940		162,089	0.6%
Redeia Corporacion SA	9,461		159,723	0.6%
Keyera Corp.	5,513		156,999	0.6%
China Tower Corp., Ltd.	1,076,886		154,797	0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,436		152,667	0.6%
DT Midstream, Inc.	1,459		147,470	0.5%
Essential Utilities, Inc.	3,738		132,613	0.5%
APA Group	29,213		124,270	0.5%
ENN Energy Holdings Ltd.	17,449		117,681	0.4%
Plains All American Pipeline LP	5,932		117,450	0.4%
Other Long	710,340		3,059,674	11.1%

COUNTRY BREAKDOWN1

January 31, 2025 (unaudited)

48.1%	United States
4.7%	United Kingdom
4.6%	Japan
3.9%	Australia
3.2%	Canada
1.8%	France
1.7%	Italy
1.6%	Singapore
1.3%	Germany
0.9%	China
0.9%	Hong Kong
0.8%	Switzerland
0.7%	Sweden
3.1%	Other
22.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, Ireland, Israel, Luxembourg, Mexico, Netherlands, Norway, Russia, South Africa, South Korea and Spain.

All Market Real Return Portfolio

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$173,265,715	$72,076,894	$—		$245,342,609
Energy	29,820,078	26,624,381	0	(a)	56,444,459
Materials	17,149,082	22,698,215	0	(a)	39,847,297
Information Technology	34,963,883	3,434,532	—		38,398,415
Industrials	17,788,721	7,742,732	—		25,531,453
Financials	14,024,810	10,266,625	—		24,291,435
Health Care	14,704,631	2,808,993	—		17,513,624
Consumer Discretionary	10,582,997	4,646,236	—		15,229,233
Communication Services	12,087,613	2,193,973	—		14,281,586
Utilities	3,863,919	3,928,745	—		7,792,664
Consumer Staples	3,148,775	2,606,981	—		5,755,756
Investment Companies	12,891,204	—	—		12,891,204
Rights	—	—	3,335		3,335
Warrants	—	—	0	(a)	—
Short-Term Investments	147,842,708	—	—		147,842,708
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,215,492	—	—		2,215,492

Total Investments in Securities	494,349,628	159,028,307	3,335	(a)	653,381,270
Other Financial Instruments(b):
Assets:
Futures	5,094,281	—	—		5,094,281
Forward Currency Exchange Contracts	—	4,975,104	—		4,975,104
Inflation (CPI) Swaps	—	3,760,411	—		3,760,411
Total Return Swaps	—	2,684,188	—		2,684,188
Liabilities:
Futures	(4,766,816)	—	—		(4,766,816)
Forward Currency Exchange Contracts	—	(4,381,340)	—		(4,381,340)
Centrally Cleared Inflation (CPI) Swaps	—	(82,636)	—		(82,636)
Total Return Swaps	—	(2,427,925)	—		(2,427,925)

Total	$494,677,093	$163,556,109	$3,335	(a)	$658,236,537

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$166,038	$65,174	$83,369	$147,843	$1,806
AB Government Money Market Portfolio*	4,823	21,440	24,048	2,215	54
Total	$170,861	$86,614	$107,417	$150,058	$1,860

*	Investments of cash collateral for securities lending transactions.